Contingent Consideration Payable	9 Months Ended
Sep. 30, 2025
Contingent And Deferred Consideration Payable [Abstract]
Contingent consideration payable

9. Contingent consideration payable

Contingent consideration payable is comprised of the following balances:

Balance as of December 31, 2024	$8,395
Payments made during the period	(7,319)
Additions in the period	1,694
Fair value loss and other	(1,331)
Balance as of September 30, 2025	$1,439
Current	$767
Non-current	$672

During the nine months ended September 30, 2025, the Company paid $7,319 of the contingent consideration payable related to a prior period acquisition. The remaining contingent consideration, including additions in the current year, arose as part of the consideration of merchant buyouts and is payable in cash subject to the future financial performance of the acquisitions.